DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2012
Entity Registrant Name	Cogo Group, Inc.
Entity Central Index Key	0001519380
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	cogo
Entity Common Stock Shares Outstanding	33,560,467
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY
Assets
Cash	$ 77,926	495,067	572,364
Pledged bank deposits	79,500	505,064	431,695
Accounts receivable, net	135,956	863,730	941,798
Bills receivable	9,982	63,416	39,889
Inventories	67,740	430,351	327,482
Income taxes receivable	282	1,793	1,932
Prepaid expenses and other receivables	11,580	73,566	51,507
Total current assets	382,966	2,432,987	2,366,667
Property and equipment, net	2,348	14,916	17,891
Land use rights, net	3,019	19,177	0
Intangible assets, less accumulated amortization, RMB163,916 thousand (USD25,801 thousand) in 2012 and RMB151,268 thousand in 2011	22,266	141,457	154,105
Other assets	100	633	21,325
Total Assets	410,699	2,609,170	2,559,988
Liabilities and equity
Accounts payable	28,622	181,838	121,538
Bank borrowings	124,651	791,909	854,234
Income taxes payable	2,096	13,316	16,046
Accrued expenses and other liabilities	2,166	13,759	22,593
Total current liabilities	157,535	1,000,822	1,014,411
Deferred tax liabilities	3,674	23,340	25,427
Total liabilities	161,209	1,024,162	1,039,838
Equity
Common stock: Par value: USD0.01 Authorized: 200,000,000 Shares Issued: 42,630,169 shares in 2012, 42,309,285 shares in 2011 Outstanding: 33,881,351 shares in 2012, 33,560,467 shares in 2011	529	3,360	3,340
Additional paid in capital	222,612	1,414,255	1,382,521
Retained earnings	91,229	579,576	560,234
Accumulated other comprehensive loss	(19,727)	(125,327)	(128,254)
Stockholders' Equity subtotal before Treasury Stock, Total	294,643	1,871,864	1,817,841
Less cost of common stock in treasury, 8,748,818 shares in 2012 and 2011	(50,374)	(320,025)	(320,025)
Total Cogo Group, Inc. equity	244,269	1,551,839	1,497,816
Noncontrolling interests	5,221	33,169	22,334
Total equity	249,490	1,585,008	1,520,150
Total liabilities and equity	$ 410,699	2,609,170	2,559,988

CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Accumulated amortization on intangible assets	$ 25,801	163,916		151,268
Common stock, Par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, Authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, Issued	42,630,169	42,630,169	42,309,285	42,309,285
Common stock, Outstanding	33,881,351	33,881,351	33,560,467	33,560,467
Cost of common stock in treasury, shares	8,748,818	8,748,818	8,748,818	8,748,818

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Net Revenue
Product sales	$ 192,861	1,225,247	869,881	$ 360,725	2,291,688	1,553,643
Service revenue	0	0	0	0	0	0
Revenues, Total	192,861	1,225,247	869,881	360,725	2,291,688	1,553,643
Cost of sales
Cost of goods sold	(179,104)	(1,137,850)	(762,873)	(335,582)	(2,131,953)	(1,349,497)
Cost of service	0	0	0	0	0	0
Cost of revenue	(179,104)	1,137,850	(762,873)	(335,582)	(2,131,953)	(1,349,497)
Gross profit	13,757	87,397	107,008	25,143	159,735	204,146
Selling, general and administrative expenses	(6,142)	(39,023)	(48,682)	(11,778)	(74,823)	(91,013)
Research and development expenses	(3,779)	(24,009)	(24,381)	(7,539)	(47,898)	(46,126)
Other operating income (expense)	(2)	(12)	4	272	1,729	(6)
Income from operations	3,834	24,353	33,949	6,098	38,743	67,001
Interest expense	(1,061)	(6,741)	(3,759)	(1,906)	(12,110)	(6,862)
Interest income	568	3,608	3,589	1,201	7,627	6,719
Earnings before income taxes	3,341	21,220	33,779	5,393	34,260	66,858
Income tax expense	(360)	(2,286)	(3,540)	(643)	(4,082)	(7,113)
Net income	2,981	18,934	30,239	4,750	30,178	59,745
Less net income attributable to noncontrolling interests	(1,185)	(7,528)	(3,284)	(1,706)	(10,836)	(5,734)
Net income attributable to Cogo Group, Inc.	1,796	11,406	26,955	3,044	19,342	54,011
Earnings per share attributable to Cogo Group, Inc.
Basic (in dollars per share)	$ 0.05	0.31	0.71	$ 0.08	0.53	1.42
Diluted (in dollars per share)	$ 0.05	0.31	0.7	$ 0.08	0.53	1.39
Weighted average number of common shares outstanding
Basic (in shares)	36,379,789	36,379,789	38,078,756	36,201,755	36,201,755	38,036,997
Diluted (in shares)	36,379,789	36,379,789	38,719,290	36,201,755	36,201,755	38,958,170
Comprehensive income:
Net income	2,981	18,934	30,239	4,750	30,178	59,745
Other comprehensive income
Foreign currency translation adjustments	413	2,624	(2,442)	461	2,926	(3,520)
Comprehensive income	3,394	21,558	27,797	5,211	33,104	56,225
Less: comprehensive income attributable to noncontrolling interests	(1,067)	(6,783)	(3,254)	(1,705)	(10,835)	(5,648)
Comprehensive income attributable to Cogo Group, Inc.	$ 2,327	14,775	24,543	$ 3,506	22,269	50,577

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Cash flows from operating activities:
Net income	$ 4,750	30,178	59,745
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation expense	465	2,953	3,029
Amortization of land use rights	20	131	0
Amortization of intangible assets	1,991	12,648	16,914
Deferred income taxes	(328)	(2,087)	(2,198)
Write-back of provision for doubtful accounts	0	0	(657)
Gain on disposal of property and equipment	(278)	(1,768)	0
Share-based compensation	4,998	31,754	37,286
Change in operating assets and liabilities:
Accounts receivable, net	13,563	86,163	(104,791)
Bills receivable	(3,703)	(23,527)	(8,079)
Inventories	(15,751)	(100,066)	(153,391)
Prepaid expenses and other receivables	(3,224)	(20,482)	17,659
Accounts payable	8,928	56,719	89,179
Income taxes receivable	25	158	1,357
Income taxes payable	(447)	(2,837)	(5,526)
Accrued expenses and other liabilities	(1,552)	(9,858)	(10,578)
Net cash provided by (used in) operating activities	9,457	60,079	(60,051)
Cash flows from investing activities:
Increase in pledged bank deposits	(11,042)	(70,151)	(55,572)
Payment for acquisitions of subsidiary	0	0	(71,565)
Purchases of property and equipment	(107)	(680)	(4,389)
Net cash used in investing activities	(11,149)	(70,831)	(131,526)
Cash flows from financing activities:
Purchase of treasury stock	0	0	(31,466)
Proceeds from (repayment of) bank borrowings	(11,015)	(69,979)	73,444
Net cash provided by (used in) financing activities	(11,015)	(69,979)	41,978
Effect of exchange rate changes on cash	540	3,434	(3,326)
Net decrease in cash	(12,167)	(77,297)	(152,925)
Cash at beginning of the period	90,093	572,364	699,650
Cash at end of the period	77,926	495,067	546,725
Supplementary cash flow information:
Interest paid	1,906	12,110	6,862
Income tax paid	$ 1,202	7,635	13,463

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Common Stock USD ($)	Common Stock CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Retained earning USD ($)	Retained earning CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Treasury stock USD ($)	Treasury stock CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2010		3,332		1,315,806		716,839		(117,479)		(226,495)		15,332		1,707,335
Balance (in shares) at Dec. 31, 2010		35,848,764
Net income						54,011						5,734		59,745
Foreign currency translation adjustments								(3,434)				(86)		(3,520)
Issuance of common stock pursuant to share-based compensation plan		8		(8)
Issuance of common stock pursuant to share-based compensation plan (in shares)		127,756
Share-based compensation				37,286										37,286
Purchase of treasury stock										(31,466)				(31,466)
Purchase of treasury stock (in shares)		(865,570)
Balance at Jun. 30, 2011		3,340		1,353,084		770,850		(120,913)		(257,961)		20,980		1,769,380
Balance (in shares) at Jun. 30, 2011		35,110,950
Balance at Dec. 31, 2011		3,340	219,660	1,382,521	89,013	560,234	(20,378)	(128,254)	(50,847)	(320,025)	3,549	22,334		1,520,150
Balance (in shares) at Dec. 31, 2011		33,560,467
Net income						19,342						10,836	4,750	30,178
Foreign currency translation adjustments								2,927				(1)	461	2,926
Share-based compensation				31,754										31,754
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband		20		(20)
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband (in shares)		320,884
Balance at Jun. 30, 2012	$ 529	3,360	$ 222,612	1,414,255	$ 91,229	579,576	$ (19,727)	(125,327)	$ (50,374)	(320,025)	$ 5,521	33,169	$ 249,490	1,585,008
Balance (in shares) at Jun. 30, 2012	33,881,351

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

Note 1 – Basis of Presentation

The unaudited condensed consolidated financial statements of Cogo Group, Inc. (the “Company”) and its subsidiaries (the “Group”), include, in the opinion of management, all adjustments (consisting of normal recurring adjustments and reclassifications) necessary to present fairly the Group’s consolidated financial position, results of operations and cash flows for all periods presented.

The Company was incorporated in the Cayman Islands on April 12, 2011 under the name of “Cogo Group Cayman, Inc.” and changed its name to Cogo Group, Inc. on July 25, 2011. The Company entered into a redomestication merger with the Company’s predecessor, “Cogo Group, Inc.”, a Maryland corporation (“Cogo Maryland”). The redomestication became effective on August 4, 2011 and Cogo Maryland ceased to exist after the closing of the redomestication merger.

The Company’s consolidated financial position, results of operations and cash flows included in the accompanying unaudited condensed consolidated financial statements for the period before August 4, 2011 relate to those of the Company’s predecessor, Cogo Maryland.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2011.

The Group has experienced, and expects to continue to experience, seasonal fluctuations in net revenue, which have historically been lowest in the first quarter of the year due to the Chinese New Year holiday season period and are typically highest in the fourth quarter of the year due to the desire by original equipment manufacturers (“OEMs”) and other customers to spend the remaining allocated annual budgets. Consequently, the Group’s financial position, operating results, cash flows and trends in these unaudited condensed consolidated financial statements are not necessarily indicative of future results that may be expected for any other interim period or for the full year.

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The accompanying unaudited condensed consolidated financial statements are expressed in Renminbi (“RMB”), the national currency of the People’s Republic of China (the “PRC”). For the convenience of the reader, the June 30, 2012 RMB amounts, included in the accompanying unaudited condensed consolidated financial statements have been translated into United States dollars (“USD”) at the rate of USD1.0000 = RMB6.3530. No representation is made that the RMB could have been, or could be, converted into USD at that rate or at any particular rate or at all.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 2 – Summary of Significant Accounting Policies

The Company has evaluated that the recently issued accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”), in which are effective for adoption by the Company, have no significant impacts to the unaudited condensed consolidated financial statements. The Company has also evaluated the impact of recently issued accounting pronouncements issued by FASB that are not yet effective will not have a material impact on the financial position or results of operations upon adoption by the Company.

Accounts Receivable, Net	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 3 – Accounts Receivable, Net

	June 30,		December 31,
	2012	2012	2011
	USD‘000	RMB‘000	RMB‘000
Accounts receivable	147,859	939,347	1,017,415
Less: allowance for doubtful accounts	(11,903)	(75,617)	(75,617)
Accounts receivable, net	135,956	863,730	941,798

An analysis of the allowance for doubtful accounts is as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning Balance	75,617	72,892	75,617	73,292
Additional charged to allowance for doubtful accounts	—	18	—	18
Write back on allowance for doubtful accounts	—	(275)	—	(675)
Ending Balance	75,617	72,635	75,617	72,635

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount.

The Group records the transfers of accounts receivable pursuant to a factoring agreement with Bank of China (Hong Kong) Limited (“BOC”) as sales when it is considered to have surrendered control of such receivables under the provisions of ASC 860, Transfers and Servicing. For the three and six months ended June 30, 2012 and 2011, the Group received proceeds from the sale of accounts receivable amounting to RMB163,272 thousand (USD25,700 thousand) and RMB306,370 thousand, respectively and RMB395,020 thousand (USD62,179 thousand) and RMB367,773 thousand, respectively. In addition, the Group recorded interest expense amounting to RMB1,725 thousand (USD272 thousand) and RMB1,514 thousand, respectively, and RMB3,089 thousand (USD486 thousand) and RMB1,759 thousand, respectively, in respect of the factored accounts receivable for the three and six months ended June 30, 2012 and 2011. As of June 30, 2012 and December 31, 2011, the Group has factored accounts receivable which have not yet settled by the debtors to BOC amounting to RMB251,815 thousand (USD39,637 thousand) and RMB259,309 thousand respectively. As of June 30, 2012 and December 31, 2011, the Group has not accrued a recourse liability since the estimated fair value of the recourse obligation was immaterial.

Bills Receivable	6 Months Ended
Jun. 30, 2012
Other Receivables [Abstract]
BILLS RECEIVABLE

Note 4 – Bills Receivable

To reduce the Group’s credit risk, the Group requires certain customers to pay for the sale of the Group’s products by bills receivable. Bills receivable are short-term notes receivable issued by a financial institution that entitles the Group to receive the full face amount from the financial institution at maturity, which generally ranges from 3 to 6 months from the date of issuance. Historically, the Group has experienced no losses on bills receivable.

In certain circumstances, the Group has arranged to transfer with recourse certain of its bills receivable to banks. Under this discounting arrangement, the bank pays a discounted amount to the Group and collects the amounts owed from the customers’ banks. The discount costs 6.0% to 7.0% of the balance transferred, which is recorded as “interest expense”.

The Group has not discounted any bills receivable during the three months and six months ended June 30, 2012. For the three and six months ended June 30, 2011, the Group received proceeds, net of discount, from the sale of bills receivable amounting to RMB22,443 thousand and RMB28,695 thousand, respectively. In addition, the Group recorded discounts amounting to RMB383 thousand and RMB486 thousand, respectively, in respect of the bills receivable sold for the three months and six months ended June 30, 2011.

For bills receivable sold to banks that the Group has surrendered control, the Group derecognized the discounted bills receivable pursuant to the provisions of ASC 860. As of June 30, 2012, the Group has not derecognized discounted bills receivable. As of December 31, 2011, the Group has derecognized discounted bills receivable amounting to RMB12,162 thousand in accordance with ASC 860.

Inventories	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
INVENTORIES

Note 5 – Inventories

Inventories are stated at the lower of cost or market.  Cost is determined by the first-in, first-out method.  Cost of inventories comprises direct materials.  Inventories by major categories are as follows:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Raw materials	77	489	733
Finished goods	67,663	429,862	326,749
Total inventories	67,740	430,351	327,482

Inventories amounting to RMB1,570 thousand (USD247 thousand) were written off during the three months and six months ended June 30, 2012. Inventories amounting to RMB63 thousand were written off during the three months and six months ended June 30, 2011.

Property And Equipment, Net	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 6 - Property And Equipment, Net

Property and equipment is stated at cost less depreciation and if applicable, impairment.  Property and equipment consists of the following:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Property and equipment, at cost	7,700	48,924	51,974
Less: accumulated depreciation	(5,352)	(34,008)	(34,083)
Property and equipment, net	2,348	14,916	17,891

Land Use Rights, Net	6 Months Ended
Jun. 30, 2012
Land and Land Improvements [Abstract]
Land Improvements [Text Block]

Note 7 - Land Use Rights, Net

Land use rights represent the exclusive right to occupy and use a piece of land in the PRC for a specified contractual term.   Land use rights are carried at cost, less accumulated amortization.   Amortization is calculated using the straight-line method over the lives of the rights of 50 years.

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Land use rights, at cost	3,039	19,308	—
Less: accumulated amortization	(20)	(131)	—
Land use rights, net	3,019	19,177	—

Amortization expense for land use rights was RMB98 thousand (USD15 thousand) and RMB131 thousand (USD 20 thousand) for the three months and six months ended June 30, 2012, respectively.  No amortization expense for land use rights was recognized for the three months and six months ended June 30, 2011.

Intangible Assets	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

Note 8 – Intangible Assets

The changes in the carrying amount of intangible assets for the period ended June 30, 2012 is as follows:

RMB’000
Balance as of January 1, 2012	154,105
Amortization of intangible assets	(12,648)
Balance as of June 30, 2012	141,457
Balance as of June 30, 2012 (in USD)	22,266

Pledged Bank deposits, Bank Borrowings and Banking Facilities	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES

Note 9 – Pledged Bank deposits, Bank Borrowings and Banking Facilities

The Group entered into several banking facilities with Standard Chartered Bank (Hong Kong) Limited, BOC, Guangdong Development Bank Holdings Company Limited (“GDB”) and the Hong Kong and Shanghai Banking Corporation Limited (“HSBC”). As of June 30, 2012 and December 31, 2011, the aggregate credit limit of these facilities amounted to RMB1,527,071 thousand (USD240,370 thousand) and RMB1,431,862 thousand, respectively. These facilities include letters of guarantee, bank loans and irrevocable letters of credit. The banking facility with BOC also included an accounts receivable factoring agreement as disclosed in note 3. The credit limit and the respective secured deposits for the accounts receivable factoring agreement share the same credit limit with the banking facility with BOC.

As of June 30, 2012 and December 31, 2011, the total outstanding bank borrowings amounted to RMB791,909 thousand (USD124,651 thousand) and RMB854,234 thousand, respectively. The weighted average interest rate on outstanding bank borrowings as of June 30, 2012 was 2.3% (December 31, 2011: 2.2%). The aggregate amount of funds secured as pledged deposits with the respective banks as of June 30, 2012 and December 31, 2011 amounted to RMB505,064 thousand (USD79,500 thousand) and RMB431,695 thousand, respectively.

As of June 30, 2012 and December 31, 2011, the aggregate amount of unutilized banking facilities (including the unutilized facility amount under the accounts receivable factoring agreement with BOC) amounted to RMB483,347 thousand (USD76,082 thousand) and RMB318,319 thousand, respectively.

Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Accrued expenses and other liabilities

Note 10 – Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities

Accrued expenses and other liabilities, and other non-current liabilities consist of the following:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Legal and professional fees	322	2,045	2,438
Accrued staff related costs	279	1,771	12,109
Other accruals	1,565	9,943	8,046
Accrued expenses and other liabilities	2,166	13,759	22,593

Share-Based Compensation	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
SHARE-BASED COMPENSATION

Note 11 – Share-Based Compensation

During the three months ended June 30, 2012 and 2011, the Company recognized share-based compensation expense for awards issued under the 2006 Incentive Plan and the 2009 Omnibus Securities and Incentive Plan (the “2009 Incentive Plan”) of RMB16,321 thousand (USD2,569 thousand) and RMB18,367 thousand, respectively. During the six months ended June 30, 2012 and 2011, the Company recognized share-based compensation expense for awards issued under the 2006 Incentive Plan and the 2009 Incentive Plan of RMB31,754 thousand (USD4,998) and RMB37,286 thousand, respectively. A detailed description of the Company’s share-based compensation awards is included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2011.

(a)Options under the 2004 Incentive Plan

Under the Company’s 2004 Incentive Plan, the Company issued options to purchase shares of the Company’s common stock. The options granted under the 2004 Incentive Plan had a weighted average exercise price per option of USD4.08 and weighted average remaining contractual term of approximately 3 years as of June 30, 2012.  During the three months and six months ended June 30, 2012 and 2011, no share options under the 2004 Incentive Plan were exercised.  As of June 30, 2012, 1,184,769 options were outstanding under the 2004 Incentive Plan.

(b)Non-vested share units

A summary of non-vested share units activity is as follows:

	2006 Incentive Plan		2009 Incentive Plan
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Balance as of January 1, 2012	388,653	6.36	1,952,861	7.18
Vested	(155,460)	6.36	(559,462)	7.01
Balance as of June 30, 2012	233,193	6.36	1,393,399	7.25

(c) Shares with performance and market conditions

A summary of share activity is as follows:

	2009 Incentive Plan
	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2012	640,000	6.34
Vested	-	-
Balance as of June 30, 2012	640,000	6.34

Earnings Per Share	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
EARNINGS / (LOSS) PER SHARE

Note 12 – Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Three Months ended June 30,		Six Months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	11,406	26,955	19,342	54,011
Denominator:
Basic weighted average shares	36,379,789	38,078,756	36,201,755	38,036,997
Effect of dilutive non-vested equity share units, performance shares, options and warrants	-	640,534	-	921,173
Diluted weighted average shares	36,379,789	38,719,290	36,201,755	38,958,170

	RMB	RMB	RMB	RMB
Basic earnings per share:	0.31	0.71	0.53	1.42
Diluted earnings per share:	0.31	0.70	0.53	1.39

Operating Segment Information	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
OPERATING SEGMENT INFORMATION

Note 13 – Operating Segment Information

Segment information is as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Net revenue
Product sales
Revenue from external customers
Digital media	463,367	374,233	864,877	749,016
Telecommunications equipment	537,335	323,996	1,025,761	476,766
Industrial business	224,545	171,652	401,050	327,861
	1,225,247	869,881	2,291,688	1,553,643
Service revenue
Inter-segment revenue	2,316	6,093	3,648	6,093

Income from operations
Product sales	45,256	66,711	78,563	111,981
Service revenue	(41)	—	(34)	—
Unallocated (note i)	(20,862)	(32,762)	(39,786)	(44,980)
Total income from operations	24,353	33,949	38,743	67,001
Interest expense	(6,741)	(3,759)	(12,110)	(6,862)
Interest income	3,608	3,589	7,627	6,719
Earnings before income taxes	21,220	33,779	34,260	66,858

	June 30, 2012	December 31, 2011
	RMB’000	RMB’000
Total assets
Product sales	2,594,386	2,544,840
Service revenue	12,856	12,739
Unallocated (note ii)	1,928	2,409
	2,609,170	2,559,988

_________

Note i:  Unallocated income from operations includes items such as corporate staff and overheads.

Note ii:  Unallocated assets mainly include cash for corporate use.

Comprehensive Income	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 14 – Comprehensive Income

The following table reconciles equity attributable to noncontrolling interest:

	Three Months ended June 30,		Six Months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning balance	26,386	17,726	22,334	15,332
Net income attributable to noncontrolling interest	7,528	3,284	10,836	5,734
Foreign currency translation adjustments	(745)	(30)	(1)	(86)
Ending balance	33,169	20,980	33,169	20,980

Fair Value Measurement	6 Months Ended
Jun. 30, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

Note 15 – Fair Value Measurement

The fair values of pledged bank deposits, accounts receivable, accounts payable, bank borrowings and accrued expenses and other liabilities approximated the respective carrying amounts because of the short maturity of these instruments. The Group adopted ASC 820-10, Fair Value Measurements and Disclosures, for the nonfinancial assets and liabilities that are remeasured at fair value on a nonrecurring basis.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 16 – Commitments and Contingencies

Goldshare Holdings Limited (“Goldshare”)

On April 1, 2011, the Group entered into a note subscription and share purchase agreement to acquire 3,142,857 shares (representing 44% of the outstanding shares) of Goldshare for a cash consideration of RMB22,000 thousand; and to subscribe to a convertible note to be issued by Goldshare for RMB20,000 thousand. The note is convertible into 2,857,143 new shares of Goldshare at the option of the Group. If the Group exercises the conversion option of the convertible note, the Group will hold a total of 60% of the outstanding shares of Goldshare and Goldshare will become a subsidiary of the Group. The Group has not completed the acquisition of Goldshare because the closing conditions that requires Goldshare to transfer certain businesses to be required by the Group to newly incorporated entities, is not yet completed.

Goldshare engages in the business of distribution of chassis, capacitors, resistors and enclosures with most of its operations in the PRC. The purchase consideration will be contingently payable at various dates upon achieving certain agreed future earnings levels of Goldshare.

Land use rights commitment

The Group entered into a land use rights agreement with the PRC government in Shenzhen on August 18, 2011. The Group paid RMB19,308 thousand (equivalent to USD2,985 thousand as of the purchase date) for the purchase of such land use rights. Pursuant to the land use rights agreement, the Group is required to develop on the piece of land a new headquarter for research and development purposes for the Group before August 18, 2013 and the Group is required to contribute a minimum of RMB500,000 thousand (USD78,703 thousand) for the land development.

Proposed acquisition of certain subsidiaries of the Group by the Chief Executive Officer and Chairman	6 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
ACQUISITIONS AND EXTRAORDINARY ITEM

Note 17 – Proposed acquisition of certain subsidiaries of the Group by the Chief Executive Officer and Chairman

On March 15, 2012, Chief Executive Officer and Chairman of the Company, Jeffrey Kang, proposed to the Company’s Board of Directors that he would purchase a series of operating entities of the Group, including Comtech (China) Holding, Comtech Communication Technology (Shenzhen) Company Limited, Comtech Communication Technology (Hong Kong) Company Limited, Comtech Software Technology (Shenzhen) Company Limited, Comtech (HK) Holding, Comtech International (HK) Company Limited, Hong Kong JJT Limited, Alphalink Global Limited and Epcot Multimedia Technology (Shenzhen) Limited. Under the proposal, the total purchase price is to be based on the results of an appraisal by an independent appraisal firm. The Company’s Board of Directors has authorized the audit committee which is comprised of the independent directors to review the proposed transaction. The audit committee has not yet approved the proposed transaction and therefore it has not been completed.

Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Accounts Receivable [Table Text Block]

	June 30,		December 31,
	2012	2012	2011
	USD‘000	RMB‘000	RMB‘000
Accounts receivable	147,859	939,347	1,017,415
Less: allowance for doubtful accounts	(11,903)	(75,617)	(75,617)
Accounts receivable, net	135,956	863,730	941,798

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

An analysis of the allowance for doubtful accounts is as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning Balance	75,617	72,892	75,617	73,292
Additional charged to allowance for doubtful accounts	—	18	—	18
Write back on allowance for doubtful accounts	—	(275)	—	(675)
Ending Balance	75,617	72,635	75,617	72,635

Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventory [Table Text Block]

Inventories by major categories are as follows:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Raw materials	77	489	733
Finished goods	67,663	429,862	326,749
Total inventories	67,740	430,351	327,482

Property And Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Property and equipment, at cost	7,700	48,924	51,974
Less: accumulated depreciation	(5,352)	(34,008)	(34,083)
Property and equipment, net	2,348	14,916	17,891

Land Use Rights, Net (Tables)	6 Months Ended
Jun. 30, 2012
Land and Land Improvements [Abstract]
Land Use Rights [Table Text Block]

Amortization is calculated using the straight-line method over the lives of the rights of 50 years.

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Land use rights, at cost	3,039	19,308	—
Less: accumulated amortization	(20)	(131)	—
Land use rights, net	3,019	19,177	—

Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net (Excluding Goodwill) [Table Text Block]

The changes in the carrying amount of intangible assets for the period ended June 30, 2012 is as follows:

RMB’000
Balance as of January 1, 2012	154,105
Amortization of intangible assets	(12,648)
Balance as of June 30, 2012	141,457
Balance as of June 30, 2012 (in USD)	22,266

Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses and other liabilities, and other non-current liabilities consist of the following:

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Legal and professional fees	322	2,045	2,438
Accrued staff related costs	279	1,771	12,109
Other accruals	1,565	9,943	8,046
Accrued expenses and other liabilities	2,166	13,759	22,593

Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of non-vested share units activity is as follows:

	2006 Incentive Plan		2009 Incentive Plan
	Shares	Weighted average grant-date fair value	Shares	Weighted average grant-date fair value
Balance as of January 1, 2012	388,653	6.36	1,952,861	7.18
Vested	(155,460)	6.36	(559,462)	7.01
Balance as of June 30, 2012	233,193	6.36	1,393,399	7.25

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of share activity is as follows:

	2009 Incentive Plan
	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2012	640,000	6.34
Vested	-	-
Balance as of June 30, 2012	640,000	6.34

Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted earnings per share:

	Three Months ended June 30,		Six Months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	11,406	26,955	19,342	54,011
Denominator:
Basic weighted average shares	36,379,789	38,078,756	36,201,755	38,036,997
Effect of dilutive non-vested equity share units, performance shares, options and warrants	-	640,534	-	921,173
Diluted weighted average shares	36,379,789	38,719,290	36,201,755	38,958,170

	RMB	RMB	RMB	RMB
Basic earnings per share:	0.31	0.71	0.53	1.42
Diluted earnings per share:	0.31	0.70	0.53	1.39

Operating Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Segment information is as follows:

	Three Months ended June 30,		Six Months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Net revenue
Product sales
Revenue from external customers
Digital media	463,367	374,233	864,877	749,016
Telecommunications equipment	537,335	323,996	1,025,761	476,766
Industrial business	224,545	171,652	401,050	327,861
	1,225,247	869,881	2,291,688	1,553,643
Service revenue
Inter-segment revenue	2,316	6,093	3,648	6,093

Income from operations
Product sales	45,256	66,711	78,563	111,981
Service revenue	(41)	—	(34)	—
Unallocated (note i)	(20,862)	(32,762)	(39,786)	(44,980)
Total income from operations	24,353	33,949	38,743	67,001
Interest expense	(6,741)	(3,759)	(12,110)	(6,862)
Interest income	3,608	3,589	7,627	6,719
Earnings before income taxes	21,220	33,779	34,260	66,858

	June 30, 2012	December 31, 2011
	RMB’000	RMB’000
Total assets
Product sales	2,594,386	2,544,840
Service revenue	12,856	12,739
Unallocated (note ii)	1,928	2,409
	2,609,170	2,559,988

Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2012
Stockholders' Equity Note [Abstract]
Schedule of Comprehensive Income (Loss) [Table Text Block]

The following table reconciles equity attributable to noncontrolling interest:

	Three Months ended June 30,		Six Months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning balance	26,386	17,726	22,334	15,332
Net income attributable to noncontrolling interest	7,528	3,284	10,836	5,734
Foreign currency translation adjustments	(745)	(30)	(1)	(86)
Ending balance	33,169	20,980	33,169	20,980

Basis of Presentation (Details Textual) (CNY)	6 Months Ended
Jun. 30, 2012
Foreign Currency Exchange Rate, Translation	6.353
Entity Incorporation, State Country Name	Cayman Islands
Entity Incorporation, Date Of Incorporation	Apr 12, 2011
Entity Information, Former Legal Or Registered Name	Cogo Group, Inc.

Accounts Receivable, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 CNY	Dec. 31, 2011 CNY	Jun. 30, 2011 CNY	Apr. 01, 2011 CNY	Dec. 31, 2010 CNY
Accounts receivable	$ 147,859	939,347		1,017,415
Less: allowance for doubtful accounts	(11,903)	(75,617)	(75,617)	(75,617)	(72,635)	(72,892)	(73,292)
Accounts receivable, net	$ 135,956	863,730		941,798

Accounts Receivable, Net (Details 1) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)
Beginning Balance	75,617	72,892	75,617	73,292	$ 11,903
Additional charged to allowance for doubtful accounts	0	18	0	18
Write back on allowance for doubtful accounts	0	(275)	0	(675)
Ending Balance	75,617	72,635	75,617	72,635	$ 11,903

Accounts Receivable, Net (Details Textual) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Dec. 31, 2011 CNY
Proceeds from Sale of Other Receivables	$ 25,700	163,272	306,370	$ 62,179	395,020	$ 367,773
Interest expense	1,061	6,741	3,759	1,906	12,110		6,862
Factoring Arrangement Amount Due By Debtors	$ 39,637	251,815		$ 39,637	251,815			259,309

Bills Receivable (Details Textual) (CNY) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Bills Receivable Discount Percentage Minimum		6.00%
Bills Receivable Discount Percentage Maximum		7.00%
Proceeds from Sale of Notes Receivable	22,443		28,695
Discount On Bills Receivable	383		486
Discounted Bills Derecognized Value				12,162

Inventories (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY
Raw materials	$ 77	489	733
Finished goods	67,663	429,862	326,749
Total inventories	$ 67,740	430,351	327,482

Inventories (Details Textual) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Inventory Write-down	$ 247	1,570	63	$ 247	1,570	63

Property And Equipment, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY
Property and equipment, at cost	$ 7,700	48,924	51,974
Less: accumulated depreciation	(5,352)	(34,008)	(34,083)
Property and equipment, net	$ 2,348	14,916	17,891

Land Use Rights, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY	Apr. 01, 2011 USD ($)	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Dec. 31, 2011 Use Rights [Member] CNY	Apr. 01, 2011 Use Rights [Member] CNY
Land use rights, at cost				$ 2,985	$ 3,039	19,308	0	19,308
Less: accumulated amortization	(25,801)	(163,916)	(151,268)		(20)	(131)	0
Land use rights, net					$ 3,019	19,177	0

Land Use Rights, Net (Details Textual) In Thousands, unless otherwise specified	6 Months Ended			3 Months Ended				6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Jun. 30, 2011 Use Rights [Member] USD ($)	Jun. 30, 2011 Use Rights [Member] CNY	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Jun. 30, 2011 Use Rights [Member] USD ($)	Jun. 30, 2011 Use Rights [Member] CNY
Finite-Lived Intangible Asset, Useful Life								50 years	50 years
Amortization of intangible assets	$ 1,991	12,648	16,914	$ 15	98	$ 0	0	$ 20	131	$ 0	0

Intangible Assets (Details) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Balance as of January 1, 2012		154,105
Amortization of intangible assets	(1,991)	(12,648)	(16,914)
Balance as of June 30, 2012	$ 22,266	141,457

Pledged Bank deposits, Bank Borrowings and Banking Facilities (Details Textual) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Banking Facilities Member [Member] USD ($)	Jun. 30, 2012 Banking Facilities Member [Member] CNY	Dec. 31, 2011 Banking Facilities Member [Member] CNY
Line of Credit Facility, Maximum Borrowing Capacity			$ 240,370	1,527,071	1,431,862
Line of Credit Facility, Amount Outstanding			124,651	791,909	854,234
Line of Credit Facility, Interest Rate at Period End	2.30%	2.20%
Secured Pledged Deposits For Line Of Credit Facility			79,500	505,064	431,695
Line of Credit Facility, Remaining Borrowing Capacity			$ 76,082	483,347	318,319

Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY
Legal and professional fees	$ 322	2,045	2,438
Accrued staff related costs	279	1,771	12,109
Other accruals	1,565	9,943	8,046
Accrued expenses and other liabilities	$ 2,166	13,759	22,593

Share-Based Compensation (Details) (USD $)	6 Months Ended
Jun. 30, 2012
2006 Incentive Plan [Member]
Shares Balance as of January 1, 2012	388,653
Shares Vested	(155,460)
Shares Balance as of June 30, 2012	233,193
Weighted average grant-date fair value Balance as of January 1, 2012	$ 6.36
Weighted average grant-date fair value Vested	$ 6.36
Weighted average grant-date fair value Balance as of June 30, 2012	$ 6.36
2009 Incentive Plan [Member]
Shares Balance as of January 1, 2012	1,952,861
Shares Vested	(559,462)
Shares Balance as of June 30, 2012	1,393,399
Weighted average grant-date fair value Balance as of January 1, 2012	$ 7.18
Weighted average grant-date fair value Vested	$ 7.01
Weighted average grant-date fair value Balance as of June 30, 2012	$ 7.25

Share-Based Compensation (Details 1) (2009 Incentive Plan [Member], USD $)	6 Months Ended
Jun. 30, 2012
2009 Incentive Plan [Member]
Shares Balance as of January 1, 2012	640,000
Shares Vested	0
Shares Balance as of June 30, 2012	640,000
Weighted average grant-date fair value Balance as of January 1, 2012	$ 6.34
Weighted average grant-date fair value Vested	$ 0
Weighted average grant-date fair value Balance as of June 30, 2012	$ 6.34

Share-Based Compensation (Details Textual) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended				3 Months Ended		6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2012 2009 Incentive Plan [Member] CNY	Jun. 30, 2011 2009 Incentive Plan [Member] CNY	Jun. 30, 2012 2009 Incentive Plan [Member] CNY	Jun. 30, 2011 2009 Incentive Plan [Member] CNY	Jun. 30, 2012 2004 Incentive Plan [Member] USD ($)
Share-based compensation	$ 2,569	$ 4,998	31,754	$ 4,998	37,286	16,321	18,367	31,754	37,286
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price										$ 4.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term										3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,184,769	1,184,769	1,184,769

Earnings Per Share (Details) In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	$ 1,796	11,406	26,955	$ 3,044	19,342	54,011
Denominator:
Basic weighted average shares (in shares)	36,379,789	36,379,789	38,078,756	36,201,755	36,201,755	38,036,997
Effect of dilutive non-vested equity share units, performance shares, options and warrants	0	0	640,534	0	0	921,173
Diluted weighted average shares (in shares)	36,379,789	36,379,789	38,719,290	36,201,755	36,201,755	38,958,170
Basic earnings per share: (in dollars per share)	$ 0.05	0.31	0.71	$ 0.08	0.53	1.42
Diluted earnings per share: (in dollars per share)	$ 0.05	0.31	0.7	$ 0.08	0.53	1.39

Operating Segment Information (Details) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended				3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended				6 Months Ended						3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2011 CNY	Jun. 30, 2012 Sales Revenue, Product Line [Member] CNY	Jun. 30, 2011 Sales Revenue, Product Line [Member] CNY	Jun. 30, 2012 Sales Revenue, Product Line [Member] CNY	Jun. 30, 2011 Sales Revenue, Product Line [Member] CNY	Dec. 31, 2011 Sales Revenue, Product Line [Member] CNY	Jun. 30, 2012 Sales Revenue, Services, Net [Member] CNY	Jun. 30, 2011 Sales Revenue, Services, Net [Member] CNY	Jun. 30, 2012 Sales Revenue, Services, Net [Member] CNY	Jun. 30, 2011 Sales Revenue, Services, Net [Member] CNY	Dec. 31, 2011 Sales Revenue, Services, Net [Member] CNY	Jun. 30, 2012 Unallocated [Member] CNY		Jun. 30, 2011 Unallocated [Member] CNY		Jun. 30, 2012 Unallocated [Member] CNY		Jun. 30, 2011 Unallocated [Member] CNY		Dec. 31, 2011 Unallocated [Member] CNY		Jun. 30, 2012 Digital Media [Member] CNY	Jun. 30, 2011 Digital Media [Member] CNY	Jun. 30, 2012 Digital Media [Member] CNY	Jun. 30, 2011 Digital Media [Member] CNY	Jun. 30, 2012 Telecommunications Equipment [Member] CNY	Jun. 30, 2011 Telecommunications Equipment [Member] CNY	Jun. 30, 2012 Telecommunications Equipment [Member] CNY	Jun. 30, 2011 Telecommunications Equipment [Member] CNY	Jun. 30, 2012 Industrial Business [Member] CNY	Jun. 30, 2011 Industrial Business [Member] CNY	Jun. 30, 2012 Industrial Business [Member] CNY	Jun. 30, 2011 Industrial Business [Member] CNY
Net revenue
Revenue		1,225,247	869,881		2,291,688	1,553,643																						463,367	374,233	864,877	749,016	537,335	323,996	1,025,761	476,766	224,545	171,652	401,050	327,861
Service revenue
Inter-segment revenue		2,316	6,093		3,648	6,093
Income from operations
Total income from operations	3,834	24,353	33,949	6,098	38,743	67,001		45,256	66,711	78,563	111,981		(41)	0	(34)	0		(20,862)	[1]	(32,762)	[1]	(39,786)	[1]	(44,980)	[1]
Interest expense	1,061	6,741	3,759	1,906	12,110	6,862
Interest income		3,608	3,589		7,627	6,719
Earnings before income taxes	3,341	21,220	33,779	5,393	34,260	66,858
Assets
Total assets		2,609,170			2,609,170		2,559,988	2,594,386		2,594,386		2,544,840	12,856		12,856		12,739	1,928	[2]			1,928	[2]			2,409	[2]

[1]	Unallocated income from operations includes items such as corporate staff and overheads.
[2]	Unallocated assets mainly include cash for corporate use.

Comprehensive Income (Details) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Beginning balance		26,386	17,726		22,334	15,332
Net income attributable to noncontrolling interests	1,185	7,528	3,284	1,706	10,836	5,734
Foreign currency translation adjustments		(745)	(30)		(1)	(86)
Ending balance	$ 5,221	33,169	20,980	$ 5,221	33,169	20,980

Commitments and Contingencies (Details Textual) In Thousands, except Share data, unless otherwise specified	3 Months Ended		3 Months Ended					3 Months Ended
	Jun. 30, 2011 USD ($)	Apr. 01, 2011 USD ($)	Jun. 30, 2011 Use Rights [Member] CNY	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Dec. 31, 2011 Use Rights [Member] CNY	Apr. 01, 2011 Use Rights [Member] CNY	Jun. 30, 2011 Convertible Note [Member]	Apr. 01, 2011 Goldshare [Member] CNY	Apr. 01, 2011 Goldshare [Member] Convertible Note [Member] CNY
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband (in shares)	3,142,857
Business Acquisition, Percentage of Voting Interests Acquired									44.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid									22,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable										20,000
Stock Issued During Period, Shares, Conversion of Convertible Securities								2,857,143
Noncontrolling Interest, Ownership Percentage by Parent									60.00%
Land use rights, at cost		2,985		3,039	19,308	0	19,308
Contribution For Land Development	$ 78,703		500,000